Geographic Information	12 Months Ended
Nov. 30, 2020
Segment Reporting [Abstract]
Geographic Information
NOTE 11—GEOGRAPHIC INFORMATION:
The Company attributes revenues from external customers to the country from where products are delivered. Except United States, no other country accounted for 10% or more of the Company’s revenue and property and equipment, net, for the periods presented:

	Fiscal Years Ended November 30,
	2020	2019	2018
Revenue:
United States	$15,267,536	$14,625,977	$13,405,809
Others	4,709,614	4,443,993	3,917,354

Total	$19,977,150	$19,069,970	$17,323,163

	As of November 30,
	2020	2019
Property and equipment, net:
United States	$126,160	$124,724
Others	31,485	33,709

Total	$157,645	$158,433